Long-Term Debt (Revolving Credit Agreement) (Details)			3 Months Ended
	Mar. 31, 2016 USD ($)	Sep. 25, 2014 USD ($)	Sep. 30, 2016	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 10, 2015 USD ($)
Debt Instrument [Line Items]
Revolving line of credit										$ 1,000,000,000	$ 450,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,250,000,000.00										$ 1,500,000,000.0
Additional borrowing capacity												$ 250,000,000
Leverage ratio, certain acquisitions (not more than)												6.0
Leverage ratio, certain acquisitions threshold (in excess of)												$ 50,000,000
Additional collateral for debt		66.00%
Revolving line of credit										1,000,000,000	$ 450,000,000
Standby letters										31,000,000
Unused borrowing capacity										$ 469,000,000
Revolving Credit Facility [Member] | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee on unused capacity		0.25%
Revolving Credit Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.50%	2.75%
Revolving Credit Facility [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%	1.75%
Revolving Credit Facility [Member] | Minimum [Member] | External Credit Rating, Investment Grade [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.125%
Revolving Credit Facility [Member] | Minimum [Member] | External Credit Rating, Investment Grade [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		0.125%
Revolving Credit Facility [Member] | Minimum [Member] | External Credit Rating, Investment Grade [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Commitment fee on unused capacity		0.125%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee on unused capacity		0.50%
Revolving Credit Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		3.00%	3.00%
Revolving Credit Facility [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%	2.00%
Revolving Credit Facility [Member] | Maximum [Member] | External Credit Rating, Investment Grade [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%
Commitment fee on unused capacity		0.275%
Revolving Credit Facility [Member] | Maximum [Member] | External Credit Rating, Investment Grade [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Term Loan [Member]
Debt Instrument [Line Items]
Leverage ratio, certain acquisitions (not more than)	6.0
Leverage ratio, certain acquisitions threshold (in excess of)	$ 50,000,000
Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Leverage ratio (not more than)				5.5	5.75	6.0	6.25	6.5	6.75
Term Loan [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%		2.75%
Term Loan [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%		1.75%
Term Loan [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%		3.00%
Term Loan [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%		2.00%